Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Basis of Presentation
Basis of Presentation
The accompanying financial statements are presented in conformity with accounting principles generally accepted in the United States of America (“US GAAP”) and pursuant to the rules and regulations of the U.S. Securities and Exchange Commission (the “SEC”).

Emerging Growth Company Status
Emerging Growth Company Status
The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act of 1933, as amended, (the “Securities Act”), as modified by the Jumpstart our Business Startups Act of 2012, (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the auditor attestation requirements of Section 404 of the Sarbanes-Oxley Act, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and shareholder approval of any golden parachute payments not previously approved.
Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging
growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s financial statements with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Use of Estimates
Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of expenses during the reporting period. Actual results could differ from those estimates.

Marketable Securities Held in Trust Account
Marketable Securities Held in Trust Account
At December 31, 2022 and 2021, the assets held in the Trust Account were substantially held in a money market fund which is comprised of U.S. Treasury Bills, U.S. Treasury Coupons, and U.S Treasury Inflation-Protected Securities. During the year ended December 31, 2022, the Company did not withdraw any of interest income from the Trust Account to pay its tax obligation.

Common Stock Subject to Possible Redemption
Common Stock Subject to Possible Redemption
The Company accounts for its Class A common stock subject to possible redemption in accordance with the guidance in ASC Topic 480 “Distinguishing Liabilities from Equity.” Class A common stock subject to mandatory redemption (if any) are classified as a liability instrument and are measured at fair value. Conditionally redeemable common stock (including common stock that features redemption rights that are either within the control of the holder or subject to redemption upon the occurrence of uncertain events not solely within the Company’s control) are classified as temporary equity. At all other times, common stock is classified as shareholders’ equity. The Company’s common stock features certain redemption rights that are considered to be outside of the Company’s control and subject to the occurrence of uncertain future events. Accordingly, as of December 31, 2022
,
15,444,103
shares of Class A common stock subject to possible redemption are classified in temporary equity outside of the shareholders’ equity (deficit) section of the Company’s balance sheet and were immediately accreted to redemption value at the IPO Date.

Derivative Financial Instruments
Derivative Financial Instruments
The Company issues warrants to its investors and accounts for warrant instruments as either equity-classified or liability-classified
instruments based on an assessment of the specific terms of the warrants and applicable authoritative guidance in ASC 480 and ASC 815, “Derivatives and Hedging” (“ASC 815”). The assessment considers whether the warrants are freestanding financial instruments pursuant to ASC 480, meet the definition of a liability pursuant to ASC 480, and meet all of the requirements for equity classification under ASC 815, including whether the warrants are indexed to the Company’s own stock and whether the holders of the warrants could potentially require “net cash settlement” in a circumstance outside of the Company’s control, among other conditions for equity classification.
The Public Warrants (see Note 3) and Private Warrants (see Note 6) were accounted for as equity as these instruments meet all of the requirements for equity classification under ASC 815.

Over-Allotment Option
Over-Allotment Option
The over-allotment option (see Note 7) was deemed to be a freestanding financial instrument indexed to the contingently redeemable shares and was accounted for as a liability pursuant to ASC 480.
The fair value of the overallotment liability at the IPO Date of $158,275 was determined using the Black Scholes option pricing model based on the following assumptions:

Risk-free interest rate	0.05%
Dividend rate	0%
Volatility	5.00%
Expected life (in years)	0.12
On August 3, 2021, the Underwriters partially exercised their overallotment option and purchased 444,103 Public Units (see Note 3). The fair value of the corresponding overallotment liability partially extinguished upon exercise of $28,317 was determined using the Black Scholes option pricing model based on the following assumptions:

Risk-free interest rate	0.05%
Dividend rate	0%
Volatility	5.00%
Expected life (in years)	0.10
Upon the expiration of the unexercised overallotment options on September 9, 2021, the Company recorded a gain on the expiration of the overallotment option of $127,035.

Business Combination Costs	Business Combination Costs Costs incurred in relation to a potential Business Combination may include legal, accounting, and other expenses. Any such costs are expensed as incurred.
Net Income (Loss) per Common Stock share
Net Income (Loss) per Common Stock share
The Company complies with accounting and disclosure requirements of ASC Topic 260, “Earnings Per Share.” Net income (loss) per share is computed by dividing net income (loss) by the weighted average number of Common Stock shares outstanding during the period. Weighted average shares for the period from January 21, 2021 (inception) through December 31, 2021 were reduced for the effect of an aggregate of 562,500 Class B Common shares that were subject to forfeiture until the over-allotment option was partially exercised by the underwriters on August 3, 2021 (see Note 5), upon which date the forfeiture provision lapsed for 111,026 Class B Common shares. Subsequent to August 3, 2021, weighted average shares were reduced for the effect of an aggregate of 451,474 Class B Common shares which were ultimately forfeited upon the expiration of the 45-day period
reserved for the exercise of over-allotment option.
The Company’s statements of operations include a presentation of net income (loss) per share subject to redemption in a manner similar to the two-class
method of income per share. With respect to the accretion of the Class A Shares subject to possible redemption and consistent with ASC
480-10-S99-3A,
the Company deemed the fair value of the Class A Common shares subject to possible redemption to approximate the contractual redemption value and the accretion has no impact on the calculation of net income/(loss) per share.
The Company’s Public Warrants (see Note 6) and Private Warrants (see Note 6) could, potentially, be exercised or converted into common shares and then share in the earnings of the Company. However, these warrants were excluded when calculating diluted income (loss) per share because such inclusion would be anti-dilutive for the periods presented. As a result, diluted income (loss) per share is the same as basic income (loss) per share for the period presented.
A reconciliation of net income per share is as follows for the year ended December 31, 2022:

Year ended December 31, 2022	Class A subject to possible redemption	Class A	Class B
Allocation of undistributable income	160,151	4,809	40,037

Net income to ordinary shares	$160,151	$4,809	$40,037

Weighted average shares outstanding, basic and diluted	15,444,103	463,882	3,861,026

Basic and diluted net income per share	$0.01	$0.01	$0.01

A reconciliation of net loss per share is as follows for the period from January 21, (Inception) through December 31, 2021:

For the period from Janaury 21, 2021 (inception) through December 31, 2021	Class A subject to possible redemption	Class A	Class B
Allocation of undistributable losses	(209,176)	(6,286)	(113,920)

Net loss to ordinary shares	$(209,176)	$(6,286)	$(113,920)

Weighted average shares outstanding, basic and diluted	6,973,122	209,549	3,797,628

Basic and diluted net loss per share	$(0.03)	$(0.03)	$(0.03)

Offering Costs
Offering Costs
Offering costs consist of underwriting, legal, accounting and other expenses incurred through the IPO that are directly related to the IPO. Offering costs are allocated to the separable financial instruments issued in the IPO based on a relative fair value basis, compared to total proceeds received. Offering costs associated with the Public Shares were charged to shareholders’ equity upon the completion of the IPO. Offering costs amounted to $9,897,599 at July 29, 2021, which were allocated between the Class A shares subject to possible redemption and the Public Warrants and charged to shareholders’ equity upon the completion of the IPO. Under the guidance in Staff Accounting Bulletin 107 Topic 5.A, Accounting for Expenses or Liabilities Paid by Principal Stockholder(s), the Company included in these offering costs amounts incurred by the Sponsor through the transfer of
Non-Risk
Incentive Private Shares (see Note 4) to Anchor Investors on behalf of the Company in the amount o
f $1,186,448. The IPO costs as of the IPO Date were allocated $9,664,188 and $233,411 between the Class A shares subject to possible redemption and the Public Warrants (see Note 7), respectively, based on their relative fair values at the issuance date. The Company incurred an additional $92,070 offering costs of upon the partial exercise of the overallotment option on August 3, 2021.
The total issuance costs of $10,145,105 were allocated to the Class A shares subject to possible redemption and the Public Warrants based on their relative fair values with $9,905,857 to the Class A shares subject to possible redemption and $239,247 to the Public Warrants.

Fair Value of Financial Instruments
Fair Value of Financial Instruments
The fair value of the Company’s assets and liabilities, which qualify as financial instruments under ASC Topic 820, “Fair Value Measurement,” approximates the carrying amounts represented in the accompanying balance sheet, primarily due to their short-term nature.
Fair Value Measurements
Fair value is defined as the price that would be received for sale of an asset or paid for transfer of a liability, in an orderly transaction between market participants at the measurement date. GAAP establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). These tiers include:

•	Level 1, defined as observable inputs such as quoted prices (unadjusted) for identical instruments in active markets;

•
Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable such as quoted prices for similar instruments in active markets or quoted prices for identical or similar instruments in markets that are not active; and

•
Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions, such as valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the lowest level input that is significant to the fair value measurement.
As of December 31, 2022 and 2021, the Company held $156,693,598 and $154,449,121, respectively, of Level 1 financial instruments, which are the Company’s marketable securities held in Trust Account. These assets are measured at fair value on a recurring basis based on quoted market prices for identical securities in the active market.
The overallotment liability is measured at fair value using the Black Scholes Option Pricing Model with significant unobservable inputs. The fair value is based on the share price of the underlying shares and a number of assumptions, including expected volatility, expected life, risk-free interest rate and expected dividends. Therefore, the overallotment liability is considered to be a Level 3 financial instrument.
The Company did not hold any liabilities requiring remeasurement on a recurring or non-recurring
basis as of and for the year ended December 31, 2022.

The table below presents the changes in Level 3 liabilities measured at fair value on a recurring basis during the period from January 21, 2021 (inception) through December 31, 2021:

Overallotment liability
Balance at January 21, 2021 (inception)	$—
Issuance of overallotment option	158,275
Partial exercise of overallotment option	(28,316)
Change in fair value of overallotment liability	(2,924)

Expiration of overallotment option	(127,035)

Balance at December 31, 2021	$—

Income Taxes
Income Taxes
The Company follows the asset and liability method of accounting for income taxes under ASC 740, “Income Taxes.” Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statements carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that included the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.
ASC 740 prescribes recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more likely than not to be sustained upon examination by taxing authorities. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. There were no unrecognized tax benefits and no amounts accrued for interest and penalties as of December 31, 2022 and 2021. The Company is not aware of any issues under review that could result in significant payments, accruals or material deviation from its position. The Company is subject to income tax examinations by major taxing authorities since inception.

Concentration of Credit Risk
Concentration of Credit Risk
Financial instruments that potentially subject the Company to a concentration of credit risk consist of a cash account in a financial institution, which at times may exceed the Federal Depository Insurance Corporation coverage limit of $250,000. The Company has not experienced losses on this account and management believes the Company is not exposed to significant risks on such account.

Recently Issued Accounting Standards
Recently Issued Accounting Standards
Management does not believe that any recently issued, but not yet effective, accounting standards, if currently adopted, would have a material effect on the Company’s financial statements.